Schedule of business acquisition (Details) $ / shares in Units, $ in Thousands	Jul. 31, 2019 CAD ($)	May 24, 2019 CAD ($) Share $ / shares shares
Long-term assets
Goodwill	$ 111,877
Newstrike Brands Limited
Disclosure of detailed information about business combination [line items]
Number of shares issued | Share		35,394,041
Par value of shares issued | $ / shares		$ 9.11
Amount of shares issued		$ 322,439
Number of Warrants outstanding | shares		7,196,164
Amount of Warrants outstanding		$ 12,229
Number of Replacement options issued | shares		2,002,365
Amount of Replacement options issued		$ 7,134
Total fair value of consideration		341,802
Current assets
Cash and cash equivalents		49,366
Accounts receivable		1,204
Other receivables		4,585
Inventory		22,359
Biological assets		3,291
Long-term assets
Property, plant and equipment		46,003
Investments		14,492
Convertible debenture receivable		1,220
Prepaid expenses		1,631
Prepaid expense and license		1,526
Software		10
Cultivation and processing license		113,888
Brand		8,440
Goodwill		111,877
Total assets		379,892
Current liabilities
Accounts payable and accrued liabilities		12,849
Payment received in advance		5
Long-term liabilities
Deferred tax liabilities		24,236
Total liabilities		37,090
Non-controlling interest		1,000
Total net assets acquired		341,802
Net accounts receivables acquired
Trade receivables		5,789
Expected uncollectible receivables		0
Net accounts receivables acquired		$ 5,789